GOODWILL	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

8. GOODWILL

Balance as of December 31, 2023	$-
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2024	$-

Balance as of December 31, 2022	$7,700,569
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2023	$7,700,569

The goodwill associated with the acquisition of: (i) Yundian of $6,596,636; (ii) Code Beating of $5,956,203 and (iii) Yuanxing of $1,744,366, were initially recognized at the acquisition closing dates. The Company estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

As of June 30, 2024 and December 31, 2023, the goodwill both amounted to nil. Impairment losses for the six months ended June 30, 2024 and 2023 were nil.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS